Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions		Total		Share Capital [member]	Retained earnings [member]	Reserves [member]	Attributable to owners of the company [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2017		¥ 1,377,988		¥ 183,021	¥ 710,973	¥ 298,578	¥ 1,192,572	¥ 185,416
Profit		73,980	[1]		53,036		53,036	20,944
Other comprehensive income		(2,648)	[1]			(4,964)	(4,964)	2,316
Special reserve-safety fund reserve		608				465	465	143
Transfer to reserves					(5,476)	5,476
Dividends		(42,792)			(27,369)		(27,369)	(15,423)
Transaction with non-controlling interests in subsidiaries		(11)				13	13	(24)
Capital contribution from non-controlling interests		2,300						2,300
Disposal of subsidiaries		(879)						(879)
Other		345			(1)	31	30	315
Ending balance at Dec. 31, 2018	[1]	1,408,891		183,021	731,163	299,599	1,213,783	195,108
Profit		67,015			45,682		45,682	21,333
Other comprehensive income		8,930				4,641	4,641	4,289
Special reserve-safety fund reserve		(1,318)				(1,388)	(1,388)	70
Transfer to reserves					(3,037)	3,037
Dividends		(44,963)			(30,684)		(30,684)	(14,279)
Transaction with non-controlling interests in subsidiaries		(1,069)				(2,007)	(2,007)	938
Capital contribution from non-controlling interests		6,767				120	120	6,647
Disposal of subsidiaries		(50)						(50)
Other		102				9	9	93
Ending balance at Dec. 31, 2019		1,444,305		183,021	743,124	304,011	1,230,156	214,149
Profit		33,485			19,006		19,006	14,479
Other comprehensive income		(11,130)				(4,372)	(4,372)	(6,758)
Special reserve-safety fund reserve		(1,505)				(1,633)	(1,633)	128
Transfer to reserves					(6,275)	6,275
Dividends		(42,905)			(28,078)		(28,078)	(14,827)
Transaction with non-controlling interests in subsidiaries		(2)						(2)
Capital contribution from non-controlling interests		825				2	2	823
Pipeline restructuring		(57,425)						(57,425)
Acquisition of subsidiaries		1,187				1	1	1,186
Disposal of subsidiaries		(489)						(489)
Other		275			178	(102)	76	199
Ending balance at Dec. 31, 2020		¥ 1,366,621		¥ 183,021	¥ 727,955	¥ 304,182	¥ 1,215,158	¥ 151,463

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).